COSTS AND EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COSTS AND EXPENSES BY NATURE (Details)
Maintenance cost amount	$ 351,701	$ 276,908	$ 445,680